Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Concentration Risk [Line Items]
Geographic concentration of credit risk, with exposure to borrowers	100.00%	100.00%
Western India (including Mumbai)
Concentration Risk [Line Items]
Geographic concentration of credit risk, with exposure to borrowers	45.90%	46.00%